Nov. 29, 2019

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED FEBRUARY 12, 2020 TO THE SUMMARY

PROSPECTUS AND STATUTORY PROSPECTUS, EACH

DATED NOVEMBER 29, 2019, OF WESTERN ASSET

INCOME FUND (THE “FUND”)

The Fund’s non-fundamental investment policy to invest at least 35% of the Fund’s assets in foreign securities is eliminated effective March 12, 2020. Accordingly, the following changes are effective March 12, 2020:

1.	The last sentence in the first paragraph of the section titled “Principal Investment Strategies” in the Fund’s Summary and Statutory Prospectus is replaced with the following:

Under normal circumstances, the fund will be invested in at least three countries (one of which may be the United States).